Consolidated statements of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue		$ 10,660	$ 10,524	$ 10,646
Cost of sales	[1]	(8,566)	(8,202)	(8,259)
Gross profit		2,094	2,322	2,387
Selling, marketing and distribution expenses	[1]	(264)	(277)	(315)
General and administration expenses	[1]	(697)	(745)	(855)
Net other income (expenses)		(279)	(78)	(72)
Profit from operating activities		854	1,222	1,145
Financial income		46	49	169
Financial expenses		(865)	(750)	(1,042)
Net financial income (expenses)		(819)	(701)	(873)
Profit (loss) from continuing operations before income tax		35	521	272
Income tax (expense) benefit		(40)	(81)	(105)
Profit (loss) from continuing operations		(5)	440	167
Profit (loss) from discontinued operations, net of income tax		0	(1)	(6)
Profit (loss) for the year		(5)	439	161
Items that may be reclassified into profit (loss)
Exchange differences on translating foreign operations		(63)	78	(66)
Reclassification from foreign currency translation reserve		23	25	0
Items that will not be reclassified into profit (loss)
Remeasurement of defined benefit plans		22	154	74
Total other comprehensive income (loss), net of income tax		(18)	257	8
Total comprehensive income (loss)		(23)	696	169
Profit (loss) attributable to:
Equity holder of the Group - continuing operations		(7)	438	165
Equity holder of the Group - discontinued operations		0	(1)	(6)
Non-controlling interests		2	2	2
Total comprehensive income (loss) attributable to:
Equity holder of the Group - continuing operations		(25)	695	173
Equity holder of the Group - discontinued operations		0	(1)	(6)
Non-controlling interests		$ 2	$ 2	$ 2

[1]	For information on expenses by nature, refer to notes 7, 8, 11, 12, 13, 16 and 22.